Stock Based Compensation	9 Months Ended
Sep. 30, 2011
Stock Based Compensation [Abstract]
Stock Based Compensation

NOTE 7. STOCK BASED COMPENSATION

The Company has a stock option plan in which the Company can grant to directors, emeritus directors, and employees options for an aggregate of 2,553,600 shares of the Company's stock. For incentive stock options, the option price shall be not less than the fair market value of such shares on the date the option is granted. If the participant owns shares of the Company representing more than 10% of the total combined voting power, then the price shall not be less than 110% of the fair market value of such shares on the date the option is granted. With respect to nonqualified stock options, the option price shall be set at the Board's sole and absolute discretion. The option period for all grants will not exceed ten years from the date of grant.

At December 31, 2010, all outstanding options were fully vested and there were no options granted during the three and nine month periods ended September 30, 2011 and 2010. Therefore, there was no compensation cost related to share-based payments for the three and six months ended September 30, 2011 and 2010.

The following table represents stock option activity for the three and nine months ended September 30, 2011:

	Three Months Ended September 30, 2011		Nine Months Ended September 30, 2011
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Options outstanding beginning of period	178,656	$0.94	178,656	$0.94
Options exercised	—	—	—	—
Options forfeited	—	—	—	—

Options outstanding end of period	178,656	0.94	178,656	0.94	1.24 Years

Outstanding exercisable end of period	178,656	0.94	178,656	0.94	1.24 Years

The option price for all options outstanding and exercisable at September 30, 2011 was $0.94.

Shares available for future stock options grants to employees and directors under existing plans were 633,600 at September 30, 2011. At September 30, 2011, the aggregate intrinsic value of options outstanding and exercisable was $279,150.